Investments in related parties, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Income / (loss) from Equity Method Investments	$ 14	$ (5,607)	$ (56,377)
Cash dividends from investment in related party	0	0	96
Diana Containerships Inc [Member]
Schedule of Equity Method Investments [Line Items]
Income / (loss) from Equity Method Investments		(5,656)	(56,465)
Equity Method Investment, Other than Temporary Impairment		3,124	17,568
Equity Method Investment, Realized Gain (Loss) on Disposal		(757)
Cash dividends from investment in related party			96
Diana Wilhelmsen Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Income / (loss) from Equity Method Investments	$ 14	49	$ 88
Equity Method Investment, Ownership Percentage	50.00%
Number Of Vessels Under Management Services	8
Equity Method Investments	$ 263	$ 249